Dispositions, Assets Held for Sale and Discontinued Operations (Details Textuals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 properties	Dec. 31, 2010 properties	Dec. 31, 2009 properties
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Impairment charge to reduce the carrying value				$ 25,223,000
Impairment charge		12,194,000	947,000	25,223,000
Cash proceeds for sale		247,210,000	219,027,000	224,007,000
Sellers financing		0	(1,470,000)	0
Gain (loss) on sales of properties	769,000	61,160,000	36,115,000	43,394,000
Number of properties sold		42	38	36
Senior housing facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Number of real property facilities satisfying held for sale criteria		1
Number of facilities held for sale	32		16	2
Medical Facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Impairment charge to reduce the carrying value			947,000
Number of real property facilities satisfying held for sale criteria		5
Sellers financing		$ 0	$ (1,470,000)	$ 0
Number of facilities held for sale	1		1	8
Number of properties sold	4		7